Financial Instruments carried at Fair Value - Financial instruments classified in Level 3 and quantitative information about unobservable inputs (Detail) - Valuation technique unobservable parameters (Level 3)
		6 Months Ended		12 Months Ended
		Jun. 30, 2019 EUR (€)		Dec. 31, 2018 EUR (€)
Assets [Member]
Financial instruments held at fair value: held for trading, mandatory at fair value, designated at fair value, mandatory at fair value through OCI, designated at fair value through OCI: Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities		€ 31,000,000		€ 66,000,000
Mortgage and other asset-backed securities		266,000,000		745,000,000
Total mortgage- and other asset-backed securities		296,000,000		811,000,000
Debt securites and other debt obligations		5,152,000,000		3,876,000,000
Debt securities and other debt obligations, held for trading		3,618,000,000		3,037,000,000
Corporate, sovereign and other debt securities (held for trading)		3,618,000,000		3,037,000,000
Debt securities and other debt obligations, Non-trading financial assets mandatory at fair value through profit or loss		1,162,000,000		726,000,000
Debt securities and other debt obligations, designated at fair value through profit or loss		0		0
Debt securities and other debt obligations, Mandatory at fair value through OCI		372,000,000		114,000,000
Equity securities		1,010,000,000		1,244,000,000
Equity securities, held for trading		88,000,000		239,000,000
Equity securities, Non-trading financial assets mandatory at fair value through profit or loss		921,000,000		1,005,000,000
Loans		6,780,000,000		7,167,000,000
Loans, held for trading		5,301,000,000		5,651,000,000
Loans, Non-trading financial assets mandatory at fair value through profit or loss		1,373,000,000		1,362,000,000
Loans, Designated at fair value through profit or loss		34,000,000
Loans, Mandatory at fair value through OCI		72,000,000		154,000,000
Loan commitments (financial instruments)		0		0
Other financial instruments		1,707,000,000	[1]	2,999,000,000	[2]
Total non-derivative financial instruments held at fair value		14,944,000,000		16,097,000,000
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives		4,826,000,000		4,264,000,000
Credit derivatives		667,000,000		638,000,000
Equity derivatives		1,900,000,000		1,583,000,000
FX derivatives		954,000,000		1,034,000,000
Other derivatives		861,000,000		997,000,000
Total market values from derivative financial instruments		9,209,000,000		8,516,000,000
Liabilities [Member]
Financial instruments held at fair value: held for trading, mandatory at fair value, designated at fair value, mandatory at fair value through OCI, designated at fair value through OCI: Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities		0		0
Mortgage and other asset-backed securities		0		0
Total mortgage- and other asset-backed securities		0		0
Debt securites and other debt obligations		2,213,000,000		1,764,000,000
Debt securities and other debt obligations, held for trading		0		0
Debt securities and other debt obligations, designated at fair value through profit or loss		2,213,000,000		1,764,000,000
Equity securities		0		0
Equity securities, held for trading		0		0
Loans		16,000,000		15,000,000
Loans, held for trading		16,000,000		15,000,000
Loans, Designated at fair value through profit or loss		0		0
Loan commitments (financial instruments)		0		0
Other financial instruments		301,000,000	[3]	257,000,000	[4]
Total non-derivative financial instruments held at fair value		2,531,000,000		2,037,000,000
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rates derivatives		3,655,000,000		2,568,000,000
Credit derivatives		747,000,000		964,000,000
Equity derivatives		2,304,000,000		1,498,000,000
FX derivatives		1,034,000,000		1,005,000,000
Other derivatives		(158,000,000)	[5]	(357,000,000)	[6]
Total market values from derivative financial instruments		€ 7,582,000,000		€ 5,677,000,000
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Bottom [Member]
Financial instruments held at fair value: held for trading, mandatory at fair value, designated at fair value, mandatory at fair value through OCI, designated at fair value through OCI: Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities, Price based valuation, Price	[7]	0.00%		0.00%
Commercial mortgage-backed securities, Discounted cash flow valuation, Credit spread (bps)	[7]	108		97
Mortgage and other asset-backed securities, Price based valuation, Price	[7]	0.00%		0.00%
Mortgage and other asset-backed securities, Discounted cash flow valuation, Credit spread (bps)	[7]	47		26
Mortgage and other asset-backed securities, Discounted cash flow valuation, Recovery rate	[7]	10.00%		0.00%
Mortgage and other asset-backed securities, Discounted cash flow valuation, Constant default rate	[7]	0.00%		0.00%
Mortgage and other asset-backed securities, Discounted cash flow valuation, Constant prepayment rate	[7]	3.00%		0.00%
Debt securites and other debt obligations, Price based valuation, Price	[7]	0.00%		0.00%
Debt securities and other debt obligations, Discounted cash flow valuation, Credit spread (bps)	[7]	5		5
Equity securities, Market approach valuation, Price per net asset value	[7]	0.00%		70.00%
Equity securities, Market approach valuation, Enterprise Value/ Ebitda (multiple)	[7]	5		6
Equity securities, Discounted cash flow valuation, Weighted average cost capital	[7]	8.00%		7.00%
Loans, Priced based valuation, Price	[7]	0.00%		0.00%
Loans, Discounted cash flow valuation, Credit spread (bps)	[7]	16		40
Loans, Discounted cash flow, Constant default rate	[7]	0.00%		0.00%
Loans, Discounted cash flow valuation, Recovery rate	[7]	35.00%		35.00%
Loan Commitments, Discounted cash flow valuation, Credit spread (bps)	[7]	16		30
Loan Commitments, Discounted cash flow valuation, Recovery rate	[7]	25.00%		25.00%
Loan Commitment, Loan Pricing Model Valuation, Utilization	[7]	0.00%		0.00%
Other financial instruments, Discounted cash flow valuation, IRR	[7]	8.00%		3.00%
Other financial instruments, Discounted cash flow valuation, Repo rate (bps)	[7]	50		65
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rate derivatives, Discounted cash flow valuation, Swap rate (bps)	[7]	(138)		(124)
Interest rate derivatives, Discounted cash flow valuation, Inflation swap rate	[7]	1.00%		1.00%
Interest rate derivatives, Discounted cash flow valuation, Constant default rate	[7]	0.00%		0.00%
Interest rate derivatives, Discounted cash flow valuation, Constant prepayment rate	[7]	2.00%		2.00%
Interest rate derivatives, Option pricing model valuation, Inflation volatility	[7]	0.00%		0.00%
Interest rate derivatives, Option pricing model valuation, Interest rate volatility	[7]	0.00%		0.00%
Interest rate derivatives, Option pricing model valuation, IR - IR correlation	[7]	(25.00%)		(30.00%)
Interest rate derivatives, Option pricing model valuation, Hybrid correlation	[7]	(60.00%)		(59.00%)
Credit derivatives, Discounted cash flow valuation, Credit spread (bps)	[7]	0		0
Credit derivatives, Discounted cash flow valuation, Recovery rate	[7]	0.00%		0.00%
Credit derivatives, Correlation pricing model valuation, Credit correlation	[7]	1.00%		25.00%
Equity derivatives, Option pricing model valuation, Stock volatility	[7]	4.00%		4.00%
Equity derivatives, Option pricing model valuation, Index volatility	[7]	4.00%		11.00%
Equity derivatives, Option pricing model valuation, Index - index-correlation	[7]	1		1
Equity derivatives, Option pricing model valuation, Stock - stock correlation	[7]	3.00%		2.00%
Equity derivatives, Option pricing model valuation, Stock forwards	[7]	0.00%		0.00%
Equity derivatives, Option pricing model valuation, Index forwards	[7]	0.00%		0.00%
FX derivatives, Option pricing model valuation, Volatilty	[7]	(9.00%)		(6.00%)
Other derivatives, Discounted cash flow valuation, Credit spread (bps)	[7]	0		0
Other derivatives, Option pricing model valuation, Index volatilty	[7]	7.00%		5.00%
Other derivatives, Option pricing model valuation, Commodity correlation	[7]	16.00%		0.00%
Financial Instruments classified in Level 3, Valuation Techniques, Significant unobservable input, Range Top [Member]
Financial instruments held at fair value: held for trading, mandatory at fair value, designated at fair value, mandatory at fair value through OCI, designated at fair value through OCI: Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities, Price based valuation, Price	[7]	105.00%		120.00%
Commercial mortgage-backed securities, Discounted cash flow valuation, Credit spread (bps)	[7]	1,516		1,444
Mortgage and other asset-backed securities, Price based valuation, Price	[7]	103.00%		102.00%
Mortgage and other asset-backed securities, Discounted cash flow valuation, Credit spread (bps)	[7]	1,879		2,203
Mortgage and other asset-backed securities, Discounted cash flow valuation, Recovery rate	[7]	90.00%		90.00%
Mortgage and other asset-backed securities, Discounted cash flow valuation, Constant default rate	[7]	4.00%		16.00%
Mortgage and other asset-backed securities, Discounted cash flow valuation, Constant prepayment rate	[7]	52.00%		42.00%
Debt securites and other debt obligations, Price based valuation, Price	[7]	155.00%		148.00%
Debt securities and other debt obligations, Discounted cash flow valuation, Credit spread (bps)	[7]	419		582
Equity securities, Market approach valuation, Price per net asset value	[7]	100.00%		100.00%
Equity securities, Market approach valuation, Enterprise Value/ Ebitda (multiple)	[7]	17		17
Equity securities, Discounted cash flow valuation, Weighted average cost capital	[7]	40.00%		20.00%
Loans, Priced based valuation, Price	[7]	109.00%		341.00%
Loans, Discounted cash flow valuation, Credit spread (bps)	[7]	697		930
Loans, Discounted cash flow, Constant default rate	[7]	0.00%		0.00%
Loans, Discounted cash flow valuation, Recovery rate	[7]	75.00%		40.00%
Loan Commitments, Discounted cash flow valuation, Credit spread (bps)	[7]	3,200		2,864
Loan Commitments, Discounted cash flow valuation, Recovery rate	[7]	75.00%		75.00%
Loan Commitment, Loan Pricing Model Valuation, Utilization	[7]	100.00%		100.00%
Other financial instruments, Discounted cash flow valuation, IRR	[7]	46.00%		46.00%
Other financial instruments, Discounted cash flow valuation, Repo rate (bps)	[7]	357		387
Financial instruments held at fair value: Market values from derivative financial instruments:
Interest rate derivatives, Discounted cash flow valuation, Swap rate (bps)	[7]	5,322		2,316
Interest rate derivatives, Discounted cash flow valuation, Inflation swap rate	[7]	6.00%		6.00%
Interest rate derivatives, Discounted cash flow valuation, Constant default rate	[7]	16.00%		35.00%
Interest rate derivatives, Discounted cash flow valuation, Constant prepayment rate	[7]	60.00%		43.00%
Interest rate derivatives, Option pricing model valuation, Inflation volatility	[7]	5.00%		5.00%
Interest rate derivatives, Option pricing model valuation, Interest rate volatility	[7]	122.00%		31.00%
Interest rate derivatives, Option pricing model valuation, IR - IR correlation	[7]	100.00%		90.00%
Interest rate derivatives, Option pricing model valuation, Hybrid correlation	[7]	93.00%		75.00%
Credit derivatives, Discounted cash flow valuation, Credit spread (bps)	[7]	8,963		1,541
Credit derivatives, Discounted cash flow valuation, Recovery rate	[7]	99.00%		80.00%
Credit derivatives, Correlation pricing model valuation, Credit correlation	[7]	85.00%		85.00%
Equity derivatives, Option pricing model valuation, Stock volatility	[7]	100.00%		96.00%
Equity derivatives, Option pricing model valuation, Index volatility	[7]	43.00%		79.00%
Equity derivatives, Option pricing model valuation, Index - index-correlation	[7]	1		1
Equity derivatives, Option pricing model valuation, Stock - stock correlation	[7]	96.00%		89.00%
Equity derivatives, Option pricing model valuation, Stock forwards	[7]	21.00%		63.00%
Equity derivatives, Option pricing model valuation, Index forwards	[7]	6.00%		5.00%
FX derivatives, Option pricing model valuation, Volatilty	[7]	32.00%		34.00%
Other derivatives, Discounted cash flow valuation, Credit spread (bps)	[7]	0		0
Other derivatives, Option pricing model valuation, Index volatilty	[7]	72.00%		92.00%
Other derivatives, Option pricing model valuation, Commodity correlation	[7]	86.00%		0.00%

[1]	Other financial assets include EUR62million of other trading assets, EUR1.6billion of other financial assets mandatory at fair value.
[2]	Other financial assets include EUR26million of other trading assets, EUR3billion of other financial assets mandatory at fair value.
[3]	Other financial liabilities include EUR174million of securities sold under repurchase agreements designated at fair value and EUR127million of other financial liabilities designated at fair value
[4]	Other financial liabilities include EUR185million of securities sold under repurchase agreements designated at fair value and EUR72million of other financial liabilities designated at fair value.
[5]	Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated.
[6]	Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated
[7]	Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position.